Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives	12 Months Ended
Dec. 31, 2020
Building [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	29 years
Computer equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	3 years
Furniture, fixture, and office and medical equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Leasehold improvements, estimated useful lives	Shorter of the remaining lease terms or 5 years
Laboratory equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	5 years
Motor vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of estimated useful lives [Line Items]
Estimated useful lives	5 years